Note 24 - Share Capital and Share Premium - Details of Share Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Aug. 31, 2025	Aug. 01, 2025	Jun. 29, 2025	Dec. 31, 2024	Dec. 30, 2024
Statement Line Items [Line Items]
Shares authorized (in shares)	750,000,000				750,000,000
Number of shares issued and fully paid (in shares)	150,834,000			113,215,000
Authorized capital	$ 5,110,063					$ 3,821,537
Ordinary shares [member]
Statement Line Items [Line Items]
Shares authorized (in shares)	750,000,000		750,000,000		0
Number of shares issued and fully paid (in shares)	34,500,000	34,500,000
Authorized capital	$ 1,209,194
Class A common shares [member]
Statement Line Items [Line Items]
Shares authorized (in shares)	0				500,000,000
Class B preference shares [member]
Statement Line Items [Line Items]
Shares authorized (in shares)	0				125,000,000
Number of shares issued and fully paid (in shares)	2,736,000
Authorized capital	$ 66,278
Converted Bullish Global shares [member]
Statement Line Items [Line Items]
Number of shares issued and fully paid (in shares)	233,000
Authorized capital	$ 8,622
Class C common shares [member]
Statement Line Items [Line Items]
Shares authorized (in shares)	0				125,000,000
Exercise of options [member]
Statement Line Items [Line Items]
Number of shares issued and fully paid (in shares)	115,000
Authorized capital	$ 3,087
Restricted stock units vested and converted into ordinary shares [member]
Statement Line Items [Line Items]
Number of shares issued and fully paid (in shares)	35,000
Authorized capital	$ 1,345